UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21722

Name of Fund: BlackRock Enhanced Equity Yield Fund, Inc. (EEF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Enhanced Equity Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock Enhanced Equity Yield Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 4.6%	Honeywell International, Inc.	61,679	$ 2,562,762
	Northrop Grumman Corp.	84,201	5,097,529
	Raytheon Co.	97,584	5,221,720

			12,882,011

Air Freight & Logistics - 0.5%	United Parcel Service, Inc. Class B	21,563	1,356,097

Capital Markets - 2.5%	The Bank of New York Mellon Corp.	73,795	2,404,241
	The Goldman Sachs Group, Inc.	9,354	1,197,312
	Morgan Stanley	151,783	3,491,009

			7,092,562

Chemicals - 2.3%	The Dow Chemical Co.	40,791	1,296,338
	E.I. du Pont de Nemours & Co.	129,303	5,210,911

			6,507,249

Communications Equipment - 1.0%	Cisco Systems, Inc. (a)	127,452	2,875,317

Computers & Peripherals - 4.1%	Hewlett-Packard Co.	124,508	5,757,250
	International Business Machines Corp.	49,291	5,765,075

			11,522,325

Diversified Financial Services - 5.7%	Bank of America Corp.	88,861	3,110,135
	Citigroup, Inc.	157,859	3,237,688
	JPMorgan Chase & Co.	211,603	9,881,860

			16,229,683

Diversified Telecommunication	AT&T Inc.	186,170	5,197,866
Services - 5.1%	Qwest Communications International Inc.	1,207,299	3,899,576
	Verizon Communications, Inc.	169,177	5,428,890

			14,526,332

Electric Utilities - 2.5%	FPL Group, Inc.	52,999	2,665,850
	The Southern Co. (b)	115,995	4,371,852

			7,037,702

Energy Equipment & Services - 4.7%	BJ Services Co.	339,390	6,492,531
	Halliburton Co.	163,572	5,298,097
	Transocean, Inc.	12,249	1,345,430

			13,136,058

Food & Staples Retailing - 1.0%	Wal-Mart Stores, Inc.	46,506	2,785,244

Food Products - 6.1%	General Mills, Inc.	85,375	5,866,970
	Kraft Foods, Inc.	175,597	5,750,802
	Unilever NV (c)	202,884	5,713,213

			17,330,985

Health Care Equipment &	Baxter International, Inc.	42,912	2,816,315
Supplies - 2.2%	Covidien Ltd.	64,788	3,483,003

			6,299,318

Health Care Providers &	Cardinal Health, Inc.	56,268	2,772,887
Services - 1.0%

Household Products - 3.6%	Clorox Co.	23,194	1,454,032
	Kimberly-Clark Corp.	91,348	5,923,004
	The Procter & Gamble Co.	40,199	2,801,468

			10,178,504

BlackRock Enhanced Equity Yield Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Industrial Conglomerates - 3.3%	3M Co.	21,002	$ 1,434,647
	General Electric Co.	208,648	5,320,524
	Tyco International Ltd.	72,717	2,546,549

			9,301,720

Insurance - 6.9%	Hartford Financial Services Group, Inc.	94,675	3,880,728
	Lincoln National Corp.	28,835	1,234,426
	MetLife, Inc.	49,996	2,799,776
	Prudential Financial, Inc.	35,713	2,571,336
	The Travelers Cos., Inc.	197,563	8,929,848

			19,416,114

Machinery - 1.7%	Deere & Co.	95,413	4,722,944

Media - 4.7%	CBS Corp. Class B	86,456	1,260,528
	Time Warner, Inc.	611,185	8,012,635
	Viacom, Inc. Class B (a)	54,262	1,347,868
	Walt Disney Co.	89,185	2,737,088

			13,358,119

Metals & Mining - 2.1%	Alcoa, Inc.	212,727	4,803,376
	Freeport-McMoRan Copper & Gold, Inc. Class B	21,519	1,223,355

			6,026,731

Multi-Utilities - 1.3%	Dominion Resources, Inc.	69,731	2,983,092
	Public Service Enterprise Group, Inc.	19,871	651,570

			3,634,662

Multiline Retail - 0.4%	Nordstrom, Inc.	41,342	1,191,476

Office Electronics - 2.7%	Xerox Corp.	651,388	7,510,504

Oil, Gas & Consumable Fuels - 8.2%	Anadarko Petroleum Corp.	26,552	1,288,037
	Chevron Corp.	53,220	4,389,586
	ConocoPhillips (b)	20,266	1,484,485
	Exxon Mobil Corp.	155,519	12,077,606
	Massey Energy Co.	33,876	1,208,357
	Peabody Energy Corp.	57,569	2,590,605

			23,038,676

Pharmaceuticals - 9.5%	Bristol-Myers Squibb Co.	403,723	8,417,625
	Eli Lilly & Co.	31,440	1,384,303
	Johnson & Johnson	61,926	4,290,233
	Merck & Co., Inc.	43,215	1,363,865
	Pfizer, Inc.	159,748	2,945,753
	Schering-Plough Corp.	313,361	5,787,778
	Wyeth	72,717	2,686,166

			26,875,723

Semiconductors & Semiconductor	Analog Devices, Inc.	109,987	2,898,157
Equipment - 6.9%	Fairchild Semiconductor International, Inc.	278,990	2,480,221
	Intel Corp.	218,259	4,087,991
	LSI Corp. (a)	929,671	4,983,037
	Micron Technology, Inc. (a)	895,659	3,627,419
	Texas Instruments, Inc.	66,196	1,423,214

			19,500,039

Software - 1.0%	Microsoft Corp.	107,453	2,867,921

BlackRock Enhanced Equity Yield Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Specialty Retail - 0.5%	Home Depot, Inc.	49,793	$ 1,289,141

	Total Common Stocks
	(Cost - $303,427,190) - 96.1%		271,266,044

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC
	Money Market Series, 2.66% (d)(e)	$ 12,575	12,574,956

	Total Short-Term Securities
	(Cost - $12,574,956) - 4.5%		12,574,956

	Total Investments Before Options Written
	(Cost - $316,002,146*) - 100.6%		283,841,000

	Options Written	Contracts

Call Options	S&P 500 Index, expiring October 2008
	at $1,270	865	(523,325)
	S&P 500 Index, expiring October 2008
	at $1,300	535	(143,113)

	Total Options Written
	(Premiums Received - $2,186,845) - (0.2)%		(666,438)

	Total Investments, Net of Options Written
	(Cost - $313,815,301) - 100.4%		283,174,562
	Liabilities in Excess of Other Assets - (0.4)%		(1,023,227)

	Net Assets - 100.0%		$ 282,151,335

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 316,002,377

Gross unrealized appreciation	$ 4,986,640
Gross unrealized depreciation	(37,148,017)

Net unrealized depreciation	$ (32,161,377)

(a)	Non-income producing security.

(b)	All, or a portion of security, pledged as collateral in connection with open financial futures contracts.

(c)	Depositary receipts.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Activity
	Affiliate		(000)	Income

BlackRock Liquidity Series, LLC
	Money Market Series		$ (22,146)	$ 571,668

(e)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of September 30, 2008 were as follows:

			Expiration	Face	Unrealized
	Contracts	Issue	Date	Value	Depreciation

	214	S&P 500 Index	December 2008	$ 12,594,608	$ (103,428)

BlackRock Enhanced Equity Yield Fund, Inc. Schedule of Investments September 30, 2008 (Unaudited)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs) Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

Other
Valuation	Investments in	Financial
Inputs	Securities	Instruments*

Level 1	$ 271,266,044	$ (769,866)
Level 2	12,574,956	-
Level 3	-	-

Total	$ 283,841,000	$ (769,866)

* Other financial instruments are options and futures.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Yield Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Enhanced Equity Yield Fund, Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Yield Fund, Inc.

Date: November 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Equity Yield Fund, Inc.

Date: November 24, 2008